Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147 (Phone)

(917) 332-3028 (Facsimile)

www.blankrome.com

March 6, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated March 1, 2023 for the Trust’s Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund, and the Redwood Systematic Macro Trend (“SMarT”) Fund, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 355 to its Registration Statement on Form N-1A under the 1933 Act and Amendment No. 358 under the Investment Company Act of 1940, as amended, which was filed electronically on February 28, 2023.

Questions and comments concerning the enclosed materials may be directed to me at (212) 885-5147.

Sincerely,

/s/ Stacy H. Louizos
Stacy H. Louizos